Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reserves within equity [line items]
Reserve of share-based payments	€ 9.4
Share award charge	3.4	€ 2.2
Reserve of share-based payments	11.5
Stock Vested During Period, Value, Restricted Stock Award, Gross1	(1.3)
Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	9.4
Reserve of share-based payments	11.5
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.2
January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	2.8
January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.3
January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	€ 0.1